UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 10-D

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                   October 1, 2006 to November 1, 2006


       Commission File Number of issuing entity: 333-133985-06


                          Lehman XS Trust
                 Mortgage Pass Through Certificates
                           Series 2006-17
       (Exact name of issuing entity as specified in its charter)


            Commission File Number of depositor: 333-133985


                Structured Asset Securities Corporation
           (Exact name of depositor as specified in its charter)


                          Lehman Brothers Holdings Inc.
            (Exact name of sponsor as specified in its charter)


                                New York
      (State or other jurisdiction of incorporation or organization of the issuing entity)


                             Not Applicable
                  (I.R.S. Employer Identification No.)


            745 Seventh Ave., 7th Floor, New York, New York          10019
(Address of principal executive offices of the issuing entity)     (Zip Code)

                              (212)-526-7000
                 (Telephone number, including area code)

                            Not Applicable
        (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class 1-A1         [ ]             [ ]             [X]              ___________

Class 1-A2         [ ]             [ ]             [X]              ___________

Class 1-A3         [ ]             [ ]             [X]              ___________

Class 1-A4A        [ ]             [ ]             [X]              ___________

Class 1-A4B        [ ]             [ ]             [X]              ___________

Class 1-A5         [ ]             [ ]             [X]              ___________

Class 1-M1         [ ]             [ ]             [X]              ___________

Class 1-M2         [ ]             [ ]             [X]              ___________

Class 1-M3         [ ]             [ ]             [X]              ___________

Class 1-M4         [ ]             [ ]             [X]              ___________

Class 1-M5         [ ]             [ ]             [X]              ___________

Class 1-M6         [ ]             [ ]             [X]              ___________

Class 1-M7         [ ]             [ ]             [X]              ___________

Class 1-M8         [ ]             [ ]             [X]              ___________

Class 1-M9         [ ]             [ ]             [X]              ___________

Class R            [ ]             [ ]             [X]              ___________

Class WF-1-1       [ ]             [ ]             [X]              ___________

Class WF-1-2       [ ]             [ ]             [X]              ___________

Class WF-2         [ ]             [ ]             [X]              ___________

Class WF-3-1       [ ]             [ ]             [X]              ___________

Class WF-3-2       [ ]             [ ]             [X]              ___________

Class WF-3-3       [ ]             [ ]             [X]              ___________

Class WF-4-1       [ ]             [ ]             [X]              ___________

Class WF-4-2       [ ]             [ ]             [X]              ___________

Class WF-5         [ ]             [ ]             [X]              ___________

Class WF-6-1       [ ]             [ ]             [X]              ___________

Class WF-6-2       [ ]             [ ]             [X]              ___________

Class WF-M1        [ ]             [ ]             [X]              ___________

Class WF-M2        [ ]             [ ]             [X]              ___________

Class WF-M3        [ ]             [ ]             [X]              ___________

Class WF-M4        [ ]             [ ]             [X]              ___________

Class WF-M5        [ ]             [ ]             [X]              ___________

Class WF-M6        [ ]             [ ]             [X]              ___________

Class WF-M7        [ ]             [ ]             [X]              ___________

Class WF-M8        [ ]             [ ]             [X]              ___________

Class WF-M9        [ ]             [ ]             [X]              ___________

Class WF-M10       [ ]             [ ]             [X]              ___________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes[X]   No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

On November 27, 2006, a distribution was made to holders of Lehman XS Trust 2006-13. The distribution report is attached as an exhibit to this form 10-D. Please see Item 9(b), Exhibit 1, for the related information.


Part II - Other Information
Item 3. Sales of Securities and Use of Proceeds
On October 31, 2006, the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act:

                Class           Initial Principal Balance
                Class 1-P       $100 - Prepayment Penalty Amounts
                Class 2-P       $100 - Prepayment Penalty Amounts
                Class 1-X       $5,343,933
                Class 2-X       $2,600,716
                Class C-X       N/A - Economic Residual Excess Cash Flow
                Class S-X       N/A - Economic Residual Excess Cash Flow
                Class R-1       N/A - Non-Economic Tax Residual
                Class R-2       N/A - Non-Economic Tax Residual
                Class LT-R-1    N/A - Non-Economic Tax Residual
                Class LT-R-2    N/A - Non-Economic Tax Residual
                Class C N/A

The net proceeds from the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.





Item 9. Exhibits.

(a) Distribution Date Statement

(b) Ex.1 - Distribution and Pool Performance Information (each of the data elements specified in Item 1121(a)(11), (12) and (14) of Regulation AB);







SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



                                               _____________________________
                                                       (Depositor)


Date: _______________                          _____________________________
                                                       (Signature)**


                                      [OR]


                                                   Lehman XS Trust 2006-17
                                                _____________________________
                                                       (Issuing entity)



Date: December 4th, 2006                      By:    Aurora Loan Services LLC
     _________________                          _____________________________
                                                       (Master Servicer)**


                                                       /s/ Michele Olds
                                                _____________________________
                                                    VP Servicer Oversight,
                                                   Executive Vice President




*   See General Instruction E to Form 10-D.

** Print the name and title of each signing officer under his or her signature.